Acquisitions and Dispositions (Results of Operations and Pro Forma Information) (Narrative) (Detail) - Dominion Energy Questar Corporation $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Business Acquisition [Line Items]
Increase in operating revenue	$ 170
Decrease in net income	1,100
Other operations and maintenance
Business Acquisition [Line Items]
Merger and integration related costs	115
Interest and related charges
Business Acquisition [Line Items]
Merger and integration related costs	$ 9